Epiphany Funds

Epiphany FFV Fund

Epiphany FFV Focused Fund

Epiphany FFV Strategic Income Fund

Incorporated herein by reference are the definitive versions of the prospectuses for the Epiphany FFV Fund, Epiphany FFV Focused Fund and Epiphany FFV Strategic Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 13, 2011 (SEC Accession No. 0000910472-11-000549).